Discontinued Operation (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Operating activities	$ 116
Investing activities	(1,187)
Financing activities	$ 251